Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2015
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2015	As at June 30, 2014
Cash	$5,333	$10,858

Accounts receivable	$55,275	$47,731

Accounts payable	$2,230	$1,656
Other accrued liabilities	62,040	41,382
Class B Series Two and Three share liability	7,349	9,951
Long-term debt (including portion due within one year)	204,936	274,098
Conversion right on 6.25% Convertible Debentures	9	236
Derivative financial instrument	—	83
Other long term liabilities	17,423	15,431

	$293,987	$342,837

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2015
	Level 1	Level 2	Level 3	Total
Interest rate swap	—	$337	—	$337
Class B Series Three common share liability	—	7,349	—	7,349
Conversion right on US$ 6.25% Convertible Debentures	—	—	9	9

	$—	$7,686	$9	$7,695

As at June 30, 2014
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$83	$—	$83
Interest rate swap	—	408	—	408
Class B Series Two and Three common share liability	—	9,951	—	9,951
Conversion right on US$ 6.25% Convertible Debentures	—	—	236	236

	$—	$10,442	$236	$10,678

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2015 and 2014, respectively.

Conversion rights on US$ 6.25% Convertible Debentures For the twelve months ended June 30,	2015	2014
Balance at June 30,	$236	$954
Total unrealized gain:
Non-cash gain on conversion feature	(231)	(714)
FX impact on conversion feature	4	(4)

Balance at June 30,	$9	$236